Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(1)	Average summary compensation table total for non-PEO named executive officers(2)	Average compensation actually paid to non-PEO named executive officers(2)	Value of initial fixed $100 investment based on:		Net income ($M)(5)	Adjusted Net Income ($M)(6)
					Total Shareholder return(3)	Peer group total shareholder return(4)
2025	17,845,830	28,266,163	2,316,590	2,283,468	271	142	701.4	749.6
2024	33,469,277	108,213,011	6,496,724	12,743,329	236	134	438.7	616.2
2023	105,361,975(7)	155,064,225	14,102,125(7)	19,399,781	124	104	167.1	449.3

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote	For each of the years presented in the table, our principal executive officer (“PEO”) is our Chief Executive Officer, Mark Barrocas.
Peer Group Issuers, Footnote	The peer group used for this purpose is the following published industry index: S&P 500 Consumer Discretionary Sector Index.
PEO Total Compensation Amount	$ 17,845,830	$ 33,469,277	$ 105,361,975
PEO Actually Paid Compensation Amount	$ 28,266,163	108,213,011	155,064,225
Adjustment To PEO Compensation, Footnote	For each of the years presented in the table, our principal executive officer (“PEO”) is our Chief Executive Officer, Mark Barrocas.
The amount of “Compensation Actually Paid” to Mr. Barrocas is computed in accordance with Item 402(v) of Regulation S-K. This amount does not reflect the total compensation actually realized or received by Mr. Barrocas. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2025	2024	2023
Summary Compensation Table Total	17,845,830	33,469,277	105,361,975
Less, value of “Stock Awards” reported in Summary Compensation Table	0	(21,498,702)	(64,894,074)
Less, change in pension value and Non-Qualified Deferred Compensation earnings	0	0	0
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	0	0	107,726,037
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	6,803,397	43,225,433	0
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	3,616,937	53,017,003	6,870,287
Plus change in dividends accrued	0	0	0
Compensation Actually Paid to PEO	28,266,163	108,213,011	155,064,225

Non-PEO NEO Average Total Compensation Amount	$ 2,316,590	6,496,724	14,102,125
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,283,468	12,743,329	19,399,781
Adjustment to Non-PEO NEO Compensation Footnote	For each of the years presented in the table, our non-principal executive officers who are NEOs (“non-PEO NEOs”) are Adam Quigley, Patraic Reagan, Pedro J. Lopez-Baldrich and Neil Shah with respect to fiscal year
2025, Patraic Reagan, Larry Flynn, Pedro J. Lopez-Baldrich and Neil Shah with respect to fiscal year 2024, and Larry Flynn, Pedro J. Lopez-Baldrich and Neil Shah with respect to fiscal year 2023.

Compensation Actually Paid to Non-PEO NEOs	2025	2024	2023
Average Summary Compensation Table Total	2,316,590	6,496,724	14,102,125
Less, value of “Stock Awards” reported in Summary Compensation Table	(134,338)	(2,774,587)	(6,681,341)
Less, change in pension value and Non-Qualified Deferred Compensation earnings	0	0	0
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	122,083	2,072,275	11,978,997
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(330,075)	3,592,196	0
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	309,208	3,356,721	0
Plus change in dividends accrued	0	0	0
Compensation Actually Paid to Non-PEO NEOs	2,283,468	12,743,329	19,399,781

Compensation Actually Paid vs. Total Shareholder Return
The following graph illustrates the relationship between Compensation Actually Paid for the PEO and average non-PEO NEO and the Total Shareholder Return of SharkNinja and the S&P 500 Consumer Discretionary Index for the fiscal years ended December 31, 2025, 2024, and 2023.

Compensation Actually Paid vs. Net Income
The following graph illustrates the relationship between Compensation Actually Paid for the PEO and average non-PEO NEO and the Company’s Net Income for the fiscal years ended December 31, 2025, 2024, and 2023.

Compensation Actually Paid vs. Company Selected Measure
The following graph illustrates the relationship between Compensation Actually Paid for the PEO and average non-PEO NEO and the Company’s Adjusted Net Income for the fiscal years ended December 31, 2025, 2024, and 2023.

Total Shareholder Return Vs Peer Group
The following graph illustrates the relationship between Compensation Actually Paid for the PEO and average non-PEO NEO and the Total Shareholder Return of SharkNinja and the S&P 500 Consumer Discretionary Index for the fiscal years ended December 31, 2025, 2024, and 2023.

Tabular List, Table	The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Key Financial Performance Measures
Adj. Net Income
Adj. Net Sales
Adj. Net Operating Cash Inflows

Total Shareholder Return Amount	$ 271	236	124
Peer Group Total Shareholder Return Amount	142	134	104
Net Income (Loss)	$ 701,400,000	$ 438,700,000	$ 167,100,000
Company Selected Measure Amount	749,600,000	616,200,000	449,300,000
PEO Name	Officer, Mark Barrocas	Officer, Mark Barrocas	Officer, Mark Barrocas
Additional 402(v) Disclosure	Total Shareholder Return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is July 31, 2023.Represents the amount of Net Income reflected in the Company’s audited financial statements for the applicable year.
(6)Adjusted Net Income is a non-GAAP measure. See Annex A for a reconciliation of Adjusted Net Income to the most directly comparable GAAP financial measure.
(7)Upon the U.S. listing, Mr. Barrocas received greater compensation than in typical years for his service as PEO because of compensation arrangements entered into in connection with the U.S. listing and in recognition of his status as CEO. Other NEOs also received greater compensation than in typical years for their service as NEOs because of compensation arrangements entered into in connection with the U.S. listing.

Measure:: 1
Pay vs Performance Disclosure
Name	Adj. Net Income
Non-GAAP Measure Description	Adjusted Net Income is a non-GAAP measure. See Annex A for a reconciliation of Adjusted Net Income to the most directly comparable GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adj. Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adj. Net Operating Cash Inflows
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(21,498,702)	(64,894,074)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	107,726,037
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,803,397	43,225,433	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,616,937	53,017,003	6,870,287
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(134,338)	(2,774,587)	(6,681,341)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	122,083	2,072,275	11,978,997
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(330,075)	3,592,196	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	309,208	3,356,721	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0